Credit Risk and Concentrations (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
One Customers [Member] | Revenue Benchmark [Member]
Credit Risk and Concentrations [Line Items]
Percentage of revenues		10.00%	11.00%	16.00%
One Customers [Member] | Accounts Receivable [Member]
Credit Risk and Concentrations [Line Items]
Percentage of revenues			16.00%	63.00%	28.00%
Another customer [Member] | Revenue Benchmark [Member]
Credit Risk and Concentrations [Line Items]
Percentage of revenues					10.00%
Another customer [Member] | Accounts Receivable [Member]
Credit Risk and Concentrations [Line Items]
Percentage of revenues					26.00%
Two Customers [Member] | Revenue Benchmark [Member]
Credit Risk and Concentrations [Line Items]
Percentage of revenues	31.00%
Two Customers [Member] | Accounts Receivable [Member]
Credit Risk and Concentrations [Line Items]
Percentage of revenues			17.00%
Three Customers [Member] | Accounts Receivable [Member]
Credit Risk and Concentrations [Line Items]
Percentage of revenues	75.00%		19.00%
Four Customers [Member] | Accounts Receivable [Member]
Credit Risk and Concentrations [Line Items]
Percentage of revenues		77.00%